Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets	$ 23,993	$ 23,993	$ 23,993
Less: Accumulated amortization	(15,069)	(13,692)	(11,499)
Amortizable intangible assets, net	8,924	10,301	12,494
Acquired IPR&D product rights	$ 700	$ 700	$ 108,500
Estimated useful lives	indefinite	indefinite	indefinite
Intangible assets, net	$ 9,624	$ 11,001	$ 120,994
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets	16,810	16,810	16,810
Less: Accumulated amortization	$ (8,600)	$ (7,722)	$ (6,549)
Developed Technology Rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	11 years	11 years	11 years
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	16 years	16 years	16 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets	$ 2,413	$ 2,413	$ 2,413
Estimated useful lives	10 years	10 years	10 years
Less: Accumulated amortization	$ (1,898)	$ (1,700)	$ (1,435)
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets	570	570	570
Less: Accumulated amortization	$ (371)	$ (330)	$ (275)
Trademarks and Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years	10 years	10 years
Trademarks and Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	13 years	13 years	13 years
Reacquired Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets	$ 4,200	$ 4,200	$ 4,200
Estimated useful lives	6 years	6 years	6 years
Less: Accumulated amortization	$ (4,200)	$ (3,940)	$ (3,240)